Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 14,856,829	$ 29,674,534	$ 51,600,106
Cost of revenues		(14,937,520)	(29,422,847)	(50,905,784)
Gross (loss) profit		(80,691)	251,687	694,322
Operating expenses:
General and administrative expenses		(2,025,160)	(1,143,399)	(1,567,217)
Share-based compensation expenses		(11,672,780)	(2,214,000)
Research and development expenses		(812,587)
Total operating expenses		(14,510,527)	(3,357,399)	(1,567,217)
Loss from operations		(14,591,218)	(3,105,712)	(872,895)
Other income (expense):
Interest income		2,067	220,819	259,056
Interest expenses		(697)	(33,464)	(12,869)
Loss on deconsolidation of subsidiaries		(7,688)	(45,160)
Change in fair value of warrants		(18,522,010)
Loss from equity method investment		(44,384)	(2,386)
Other income, net		28	11,373	20,606
Total other (loss) income, net		(18,572,684)	151,182	266,793
Loss before income taxes		(33,163,902)	(2,954,530)	(606,102)
Income tax benefit (expense)		51,051	236,013	(142,440)
Net loss		(33,112,851)	(2,718,517)	(748,542)
Other comprehensive loss:
Foreign currency translation gain (loss)		511,265	(567)	14,213
Comprehensive loss to shareholders		$ (32,601,586)	$ (2,719,084)	$ (734,329)
Loss per ordinary share
Basic per Ordinary share (in Dollars per share)	[1]		$ (9.32)	$ (11.86)
Diluted per Ordinary share (in Dollars per share)	[1]		$ (9.32)	$ (11.86)
Weighted average numbers of ordinary shares outstanding
Ordinary shares, Basic (in Shares)	[1]		291,781	63,125
Ordinary shares, Diluted (in Shares)	[1]		291,781	63,125
Class A ordinary shares
Loss per ordinary share
Basic per Ordinary share (in Dollars per share)	[1]	$ (29.31)
Diluted per Ordinary share (in Dollars per share)	[1]	$ (29.31)
Weighted average numbers of ordinary shares outstanding
Ordinary shares, Basic (in Shares)	[1]	1,129,778
Ordinary shares, Diluted (in Shares)	[1]	1,129,778

[1]	Giving retroactive effect on the 1-for-16 reverse share split of November 27, 2024 and the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.